Share-based payments - Summary of Stock Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [line Items]
At beginning of the year	185,908
At end of the year	126,032	185,908
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [line Items]
At beginning of the year	185,908	171,627
Granted	20,184	30,250
Exercised	(4,871)	(7,500)
Forfeited	(75,189)	(8,469)
At end of the year	126,032	185,908
Weighted average exercise price of granted options, in CHF | $ / shares	$ 8.21	$ 16.04
Weighted average exercise price of exercised options, in CHF | $ / shares	4	8
Weighted average exercise price of outstanding options, in CHF | $ / shares	$ 22.43	$ 22.98